Document and Entity Information	0 Months Ended
Oct. 10, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 10, 2014
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Oct. 10, 2014
Document Effective Date	Oct. 13, 2014
Prospectus Date	Oct. 13, 2014
DIREXION HILTON TACTICAL INCOME FUND | Investor Class
Risk/Return:
Trading Symbol	HCYAX
DIREXION HILTON TACTICAL INCOME FUND | Institutional Class
Risk/Return:
Trading Symbol	HCYIX